Inverse NASDAQ-100 Strategy Fund Expense Example, No Redemption - Class A and Class C [Member] - Inverse NASDAQ-100 Strategy Fund - Class C	Aug. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 244
Expense Example, No Redemption, 3 Years	774
Expense Example, No Redemption, 5 Years	1,331
Expense Example, No Redemption, 10 Years	$ 2,847